Long Term Bank Loans (Details) - Schedule of long term bank loan - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Long-term loans
Dongfang Credit Cooperative Association	[1]		$ 613,055
Subtotal			613,055
Less: current portion of long-term loans			(613,055)
Total

[1]	In March 2019, REIT Construction entered into a bank loan agreement with Dongfang Credit Cooperative Association to borrow approximately $0.7 million (RMB 5 million) as working capital for two years. The loan bore a fixed interest rate of 9.72% per annum. REIT Construction was required to repay RMB 2 million on March 26, 2020 and RMB 3 million on March 26, 2021. The loan was guaranteed by the Company’s Chief Executive Officer and his wife. The Company had repaid $143,600 (RMB 1 million) before September 24, 2020. On September 24, 2020, REIT Construction obtained approval from Dongfang Credit Cooperative Association and amended the repayment schedule to defer the repayment terms of the other $143,600 (RMB 1 million) in fiscal year 2020 and the loan was repaid in August 2021.